Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Future Minimum Lease Payments [Abstract]
Within 1 year	¥ 321
Total	¥ 321